Shareholder Report, Holdings (Details)_6	Jun. 30, 2024
Institutional Shares | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Institutional Shares | Bright Horizons Family Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Institutional Shares | Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Institutional Shares | Onto Innovation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Institutional Shares | MGIC Investment Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Institutional Shares | SPX Technologies, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Institutional Shares | Valmont Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Institutional Shares | Kadant, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Shares | Assured Guaranty Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Shares | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Institutional Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Institutional Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Institutional Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Institutional Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Institutional Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Institutional Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Institutional Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Institutional Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Institutional Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Investor Shares | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Investor Shares | Bright Horizons Family Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Investor Shares | Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Investor Shares | Onto Innovation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Investor Shares | MGIC Investment Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Investor Shares | SPX Technologies, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Investor Shares | Valmont Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Investor Shares | Kadant, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Investor Shares | Assured Guaranty Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Investor Shares | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Investor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Investor Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Investor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Investor Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Investor Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Investor Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Investor Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Investor Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Investor Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Investor Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%